INVESTMENTS ACCOUNTED FOR UNDER THE EQUITY METHOD - Group Investments Accounted for Under Equity Method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments accounted for using equity method [line items]
At January 1	€ 1
Group share in loss	2	€ (33)	€ (29)
At December 31	1	1
Cumulative share of profit (loss) of joint ventures accounted for using equity method		49
Investment accounted for using equity method
Disclosure of investments accounted for using equity method [line items]
At January 1	1	1
Group share in loss	0	(33)
At December 31	1	1	€ 1
Reclassified to non-current other financial assets	€ 0	€ 33